UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     February 06, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $131,905 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T WIRELESS SVCS INC         COM              00209A106    23786  2977000 SH       SOLE                  2977000        0        0
CHINA MOBILE HONG KONG LTD     SPONSORED ADR    16941M109     7067   460100 SH       SOLE                   460100        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1780    38000 SH       SOLE                    38000        0        0
CONSECO INC                    COM NEW          208464883     2637   120967 SH       SOLE                   120967        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105    15519  2362050 SH       SOLE                  2362050        0        0
E TRADE FINANCIAL CORP         NOTE  6.000% 2/0 269246AB0     6600  6455000 PRN      SOLE                  6455000        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     3910   115000 SH       SOLE                   115000        0        0
EL PASO ELEC CO                COM NEW          283677854     2069   154600 SH       SOLE                   154600        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    18723  1580000 SH       SOLE                  1580000        0        0
LODGIAN INC                    COM NEW          54021P205      163    31000 SH       SOLE                    31000        0        0
LOEWS CORP                     NOTE  3.125% 9/1 540424AL2     7136  7385000 PRN      SOLE                  7385000        0        0
NTL INC DEL                    COM              62940M104     6059    86868 SH       SOLE                    86868        0        0
PG&E CORP                      COM              69331C108     4166   150000 SH       SOLE                   150000        0        0
R H DONNELLEY CORP             COM NEW          74955W307      956    24000 SH       SOLE                    24000        0        0
ROGERS COMMUNICATIONS INC      DBCV  2.000%11/2 775109AE1      509   550000 PRN      SOLE                   550000        0        0
TIME WARNER INC                COM              887317105     4211   235000 SH       SOLE                   235000        0        0
UNUMPROVIDENT CORP             COM              91529Y106     1727   109500 SH       SOLE                   109500        0        0
VIACOM INC                     CL B             925524308     8829   199500 SH       SOLE                   199500        0        0
WESTAR ENERGY INC              COM              95709T100     9009   445666 SH       SOLE                   445666        0        0
WILLIAMS COS INC DEL           COM              969457100     7049   720000 SH       SOLE                   720000        0        0